Parent Only Information (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.002	$ 0.002
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,652,857	3,896,916
Common stock, shares outstanding	4,652,857	3,896,916
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.002	$ 0.002
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	472,622	472,622
Common stock, shares outstanding	472,622	472,622